Parent Only Financial Information - Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Condensed Financial Statements, Captions [Line Items]
Net Income	$ 5,092	$ 5,573	$ 10,188	$ 6,506	$ 5,078
Realized gain on sale of mortgage-backed securities available for sale	(601)	(1,520)	(2,817)	(10,433)
Decrease in interest receivable	(46)	103	(611)	367	1,345
(Increase) decrease in other assets	(8,077)	(1,361)	367	2,882	2,655
(Decrease) increase in other liabilities	3,654	991	3,014	76	157
Net Cash Provided by Operating Activities	8,292	10,012	26,007	29,923	37,357
Principal repayments on mortgage-backed securities available for sale	37,613	70,719	114,107	335,914	305,665
Proceeds from sale of mortgage-backed securities available for sale	17,780	53,613	116,838	442,806	51,306
Net Cash Provided by Investing Activities	(76,462)	(96,591)	(245,690)	(284,362)	(117,874)
Dividends paid to minority stockholders of Kearny Financial Corp.					(3,617)
Purchase of common stock of Kearny Financial Corp. for treasury		(3,792)	(4,135)	(4,319)	(8,464)
Treasury stock reissued	1,365		1,495
Dividends contributed for payment of ESOP loan				(2)	160
Net Cash Provided by Financing Activities	29,572	112,837	227,683	225,889	13,521
Net Increase (Decrease) in Cash and Cash Equivalents	(38,598)	26,258	8,000	(28,550)	(66,996)
Cash and Cash Equivalents - Beginning	135,034	127,034	127,034	155,584	222,580
Cash and Cash Equivalents - Ending	96,436	153,292	135,034	127,034	155,584
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net Income			10,188	6,506	5,078
Equity in undistributed (earnings) loss of subsidiaries			(5,398)	(6,550)	864
Amortization of premiums				8	14
Realized gain on sale of mortgage-backed securities available for sale				(38)
Decrease in interest receivable				5	2
Payments received on intercompany liabilities			231	174	12,469
(Increase) decrease in other assets			(116)	52	41
(Decrease) increase in other liabilities			(37)	22	1
Net Cash Provided by Operating Activities			4,868	179	18,469
Repayment of loan to ESOP			1,661	1,573	1,489
Principal repayments on mortgage-backed securities available for sale				424	697
Proceeds from sale of mortgage-backed securities available for sale				667
Return of subsidiary investment					9
Net Cash Provided by Investing Activities			1,661	2,664	2,195
Dividends paid to minority stockholders of Kearny Financial Corp.					(3,617)
Purchase of common stock of Kearny Financial Corp. for treasury			(4,135)	(4,319)	(8,464)
Treasury stock reissued			1,495
Dividends contributed for payment of ESOP loan				(2)	160
Dividends paid on vested ESOP distribution					(1)
Net Cash Provided by Financing Activities			(2,640)	(4,321)	(11,922)
Net Increase (Decrease) in Cash and Cash Equivalents			3,889	(1,478)	8,742
Cash and Cash Equivalents - Beginning		13,524	13,524	15,002	6,260
Cash and Cash Equivalents - Ending			$ 17,413	$ 13,524	$ 15,002